As filed with the Securities and Exchange Commission on May 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21316

The Kensington Funds

4 Orinda Way, Suite 200C
Orinda, CA 94563

US Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100, Glendora, CA 91741

1-800-253-2949

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

K E N S I N G T O N R E A L E S T A T E S E C U R I T I E S F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 9 ( U n a u d i t e d )

REAL ESTATE COMMON STOCKS - 93.6%	Shares	Market Value
Apartments - 16.0%
American Campus Communities, Inc.	6,625	$115,010
AvalonBay Communities, Inc.	9,400	442,364
Equity Residential Properties Trust	25,300	464,255
Essex Property Trust, Inc.	4,200	240,828
Mid-America Apartment Communities, Inc.	4,900	151,067
UDR, Inc.	19,652	169,204
		1,582,728
Diversified - 10.4%
Digital Realty Trust, Inc.	14,800	491,064
Liberty Property Trust	8,900	168,566
Vornado Realty Trust	11,306	375,811
		1,035,441
Healthcare - 21.5%
HCP, Inc.	37,300	665,805
Health Care REIT, Inc.	13,200	403,788
Nationwide Health Properties, Inc.	17,300	383,887
Ventas, Inc.	30,000	678,300
		2,131,780
Net Lease - 3.2%
National Retail Properties, Inc.	15,500	245,520
Realty Income Corp.	3,900	73,398
		318,918
Office Property - 11.6%
Alexandria Real Estate Equities, Inc.	1,900	69,160
Boston Properties, Inc.	17,015	596,036
Brookfield Properties Corp.	14,550	83,517
Corporate Office Properties Trust	8,400	208,572
Mack-Cali Realty Corp.	6,041	119,672
SL Green Realty Corp.	6,500	70,200
		1,147,157
Regional Malls - 10.3%
Simon Property Group, Inc.	24,386	844,731
Taubman Centers, Inc.	4,200	71,568
The Macerich Co.	17,000	106,420
		1,022,719
Shopping Centers - 7.3%
Federal Realty Investment Trust	6,600	303,600
Kimco Realty Corp.	12,400	94,488
Regency Centers Corp.	6,900	183,333
Tanger Factory Outlet Centers	4,700	145,042
		726,463
Storage - 9.2%
Public Storage, Inc.	16,577	915,879

Warehouse/Industrial - 4.1%
AMB Property Corp.	4,300	61,920
EastGroup Properties, Inc.	3,300	92,631
ProLogis Trust	38,750	251,875
		406,426
TOTAL REAL ESTATE COMMON STOCKS (cost $13,359,778)		$9,287,511

REPURCHASE AGREEMENT - 6.2%	Principal Amount	Market Value
Custodial Trust Company, 0.110%, dated 03/31/09,	$617,695	617,695
due 04/01/09, repurchase price $617,697,
(collateralized by U.S. Tresuary Notes 01/15/10, valued $636,347)
TOTAL REPURCHASE AGREEMENT (cost $617,695)		$617,695

Total Investments in Securities - 99.8% (cost $13,977,473) (a)		$9,905,206
Other Assets in excess of Liabilities - 0.2%		17,791
Net Assets - 100.0%		$9,922,997

Percentages are stated as a percent of net assets.

Footnotes:
(a) At March 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
Cost of investments for tax purposes		$13,852,496
Gross tax unrealized appreciation		252,215
Gross tax unrealized depreciation		(4,199,505)
Net tax unrealized depreciation		$(3,947,290)
* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

		Investments	Other
		in	Financial
	Description	Securities	Instruments++
	Level 1 - Quoted prices	$9,287,511	$-
	Level 2 - Other significant observable inputs	$617,695	$-
	Level 3 - Significant unobservable inputs	$-	$-
	Total	$9,905,206	$-

++	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options,
	forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

K E N S I N G T O N S T R A T E G I C R E A L T Y F U N D
SCHEDULE OF PORTFOLIO INVESTMENTS
M A R C H 3 1 , 2 0 0 9 ( U n a u d i t e d )

REAL ESTATE COMMON STOCKS - 79.4%	Shares	Market Value
Apartments - 12.0%
AvalonBay Communities, Inc.	43,498	$2,047,016
Equity Residential Properties Trust	131,500	2,413,025
Essex Property Trust, Inc.	19,900	1,141,066
Mid-America Apartment Communities, Inc.	9,500	292,885
UDR, Inc.	42,408	365,133
		6,259,125
Diversified - 9.3%
Alexander's, Inc.	1,800	306,684
Digital Realty Trust, Inc.	49,700	1,649,046
Liberty Property Trust	43,200	818,208
Vornado Realty Trust	62,580	2,080,159
		4,854,097
Healthcare - 10.4%
HCP, Inc.	131,100	2,340,135
Health Care Real Estate Investment Trust, Inc.	17,300	529,207
Nationwide Health Properties, Inc.	50,900	1,129,471
Ventas, Inc.	64,000	1,447,040
		5,445,853
Investment Companies - 3.9%
iShares Dow Jones US Real Estate Index Fund	80,000	2,036,800

Mortgage - 7.2%
Annaly Capital Management, Inc.	206,300	2,861,381
Hatteras Financial Corp.	35,000	874,650
		3,736,031
Net Lease - 4.9%
National Retail Properties, Inc.	119,100	1,886,544
Realty Income Corp.	34,600	651,172
		2,537,716
Office Property - 13.3%
Alexandria Real Estate Equities, Inc.	42,400	1,543,360
Boston Properties, Inc.	57,930	2,029,288
Brandywine Realty Trust	100,000	285,000
Brookfield Properties Corp.	119,000	683,060
Corporate Office Properties Trust	36,000	893,880
Kilroy Realty Corp.	30,000	515,700
Mack-Cali Realty Corp.	49,485	980,297
		6,930,585
Regional Malls - 7.1%
Simon Property Group, Inc.	92,208	3,194,085
The Macerich Co.	82,900	518,954
		3,713,039
Shopping Centers - 3.1%
Federal Realty Investment Trust	6,400	294,400
Kimco Realty Corp.	61,400	467,868
Regency Centers Corp.	8,800	233,816
Tanger Factory Outlet Centers	20,000	617,200
		1,613,284

	Shares	Market Value
Storage- 4.4%
Public Storage, Inc.	41,387	2,286,632

Warehouse/Industrial - 3.8%
AMB Property Corp.	3,400	48,960
ProLogis Trust	300,920	1,955,980
		2,004,940
TOTAL REAL ESTATE COMMON STOCKS		$41,418,102
REAL ESTATE PERFERRED STOCKS - 22.5%
Diversified - 0.4%
Digital Realty Trust, Inc., Series A, 8.500%	9,800	170,912
Digital Realty Trust, Inc., Series B, 7.875%	2,000	32,170
		203,082
Healthcare - 0.8%
HCP, Inc., Series F, 7.100%	25,498	430,916

Net Lease - 2.2%
Lexington Realty Trust, Series D, 7.550%	141,520	1,134,991

Office Property - 14.3%
Alexandria Real Estate Equity, Inc., Series C, 8.375%	62,946	1,227,447
BioMed Realty Trust, Inc., Series A, 7.375%	133,828	1,435,974
Corporate Office Properties Trust, Series D, 8.00%	49,700	944,300
Lasalle Hotel Properties, Series E, 8.00%	175,000	1,884,750
PS Business Park, Inc., Series P, 6.700%	37,850	539,741
SL Green Realty Corp., Series C, 7.625%	104,087	1,025,257
SL Green Realty Corp., Series D, 7.875%	41,600	430,560
		7,488,029
Regional Malls - 3.3%
CBL & Associates Properties, Inc., Series C, 7.750%	183,850	1,167,448
CBL & Associates Properties, Inc., Series D, 7.375%	87,330	565,898
		1,733,346
Storage - 0.8%
Public Storage, Inc., Series N, 7.000%	23,125	401,219

Warehouse/Industrial - 0.7%
First Industrial Realty Trust, Inc., Series J, 7.250%	50,000	362,500

TOTAL REAL ESTATE PREFERRED STOCKS		$11,754,083
TOTAL REAL ESTATE COMMON AND PREFERRED STOCKS (cost $74,870,883)		$53,172,185

REPURCHASE AGREEMENT - 0.7%	Principal Amount	Market Value
Custodial Trust Co., .1100%, dated 3/31/09	$375,007	375,007
due 04/01/09, repurchase price $375,009
(collateralized by U.S. Treasury Note, 11/15/09, valued at $391,085)
TOTAL REPURCHASE AGREEMENT (cost $375,007)		$375,007

Total Investments in Securities - 102.6% (cost $75,245,890) (a)		$53,547,192
Liabilities in excess of Other Assets - (2.6%)		(1,362,320)
Net Assets - 100.0%		$52,184,872

SECURITIES SOLD SHORT - 1.1%	Shares	Market Value
Diversified - 0.2%
Duke Realty Corp.	20,000	$110,000

Investment Companies - 0.7%
Duke Realty Corp.	42,285	369,571

	Shares	Market Value
Warehouse/Industrial - 0.2%
First Industrial Realty Trust, Inc.	47,300	115,885
TOTAL SECURITIES SOLD SHORT (proceeds $627,211)		$595,456

Percentages are stated as percentage of net assets.

Footnotes:
(a) At March 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
Cost of investments for tax purposes	$74,887,611
Gross tax unrealized appreciation	887,400
Gross tax unrealized depreciation	(22,227,819)
Net tax unrealized depreciation	$(21,340,419)
* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1- Quoted prices in active markets for identical securities.
Level 2- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3- Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$53,172,185	$-
Level 2 - Other significant observable inputs	$375,007	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$53,547,192	$-
++ Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

K E N S I N G T O N S E L E C T I N C O M E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 9 ( U n a u d i t e d )

REAL ESTATE COMMON STOCKS - 2.8%	Shares	Market Value
Apartments - 0.1%
AvalonBay Communities, Inc.	10,356	$487,353

Diversified - 1.5%
Liberty Property Trust	300,000	5,682,000

Office - 1.0%
Mack-Cali Realty Corp.	192,500	3,813,425

Regional Malls - 0.2%
The Macerich Co.	135,600	848,856
TOTAL REAL ESTATE COMMON STOCKS		$10,831,634

REAL ESTATE PERFERRED STOCKS - 111.0%
Apartments - 14.0%
Apartment Investment & Management Co., Series G, 9.375%	58,800	768,516
Apartment Investment & Management Co., Series T, 8.000%	329,090	3,652,899
Apartment Investment & Management Co., Series U, 7.750%	536,500	5,418,650
Associated Estates Realty Corp., Series B, 8.700%	296,434	4,105,611
BRE Properties, Inc., Series C, 6.750%	225,544	3,367,372
BRE Properties, Inc., Series D, 6.750%	433,000	6,369,430
Equity Residential Properties Trust, Series K, 8.290% (a)	170,700	7,404,113
Equity Residential Properties Trust, Series N, 6.480%	73,300	1,253,430
Mid-America Apartment Communities, Inc., Series H, 8.300%	836,041	18,392,902
UDR, Inc., Series G, 6.750%	219,988	3,825,591
		54,558,514
Diversifed - 9.9%
Colonial Properties Trust, Series D, 8.125%	96,717	1,252,485
Cousins Properties, Inc., Series B, 7.500%	182,700	2,404,332
Digital Realty Trust, Inc., Series A, 8.500%	881,440	15,372,314
Duke Realty Corp., Series L, 6.600%	370,300	3,254,937
Duke Realty Corp., Series N, 7.250%	152,773	1,315,375
Duke Realty Corp., Series O, 8.375%	774,377	8,812,410
Vornado Realty Trust, Series E, 7.00%	20,500	302,580
Vornado Realty Trust, Series G, 6.625%	80,300	1,125,806
Vornado Realty Trust, Series I, 6.625%	295,358	4,474,674
		38,314,913
Healthcare - 15.8%
HCP, Inc., Series F, 7.100%	327,780	5,539,482
Health Care REIT, Inc., Series D, 7.875%	184,550	3,746,365
Health Care REIT, Inc., Series F, 7.625%	369,910	7,146,661
LTC Properties, Inc., Series F, 8.000%	1,266,508	25,931,752
Omega Healthcare Investors, Inc., Series D, 8.375%	1,050,000	18,900,000
		61,264,260
Hotel - 9.4%
Ashford Hospitality Trust, Series A, 8.550%	200,000	1,420,000
Ashford Hospitality Trust, Series D, 8.450%	720,000	5,004,000
Eagle Hospitality Properties Trust, Series A, 8.250% (a)	641,300	636,490
FelCor Lodging Trust, Inc., Series A, 7.800%	234,910	939,640
Hersha Hospitality Trust, Series A, 8.000%	198,200	1,615,330
Hospitality Properties Trust, Series C, 7.000%	332,729	3,876,293
Host Marriott Corp., Series E, 8.875%	813,200	15,654,100
LaSalle Hotel Properties, Series E, 8.000%	266,700	2,872,359
LaSalle Hotel Properties, Series G, 7.250%	150,800	1,432,600
Strategic Hotels & Resorts, Inc., Series B, 8.250%	144,800	362,000
Strategic Hotels & Resorts, Inc., Series C, 8.250%	374,989	937,472
Sunstone Hotel Investors, Inc., Series A, 8.000%	221,515	1,882,878
		36,633,162

	Shares	Market Value
Mortgage - 1.1%
iStar Financial, Inc., Series E, 7.875%	437,400	2,121,390
iStar Financial, Inc., Series F, 7.800%	262,100	1,242,354
iStar Financial, Inc., Series G, 7.650%	185,700	864,434
		4,228,178
Net Lease - 4.6%
Capital Lease Funding, Inc., Series A, 8.125%	478,000	6,567,720
Entertainment Properties Trust, Series D, 7.375%	63,460	587,005
Entertainment Properties Trust, Series E, 9.000%	247,100	2,658,796
Lexington Realty Trust, Series B, 8.050%	433,100	3,941,210
Lexington Realty Trust, Series C, 6.500%	155,428	2,152,678
National Retail Properties, Inc., Series C, 7.375%	135,200	2,056,392
		17,963,801
Office Property - 20.5%
Alexandria Real Estate Equity, Inc., Series C, 8.375%	498,194	9,714,783
BioMed Realty Trust, Inc., Series A, 7.375%	1,190,800	12,777,284
Brandywine Realty Trust, Series C, 7.500%	49,450	462,358
Brandywine Realty Trust, Series D, 7.375%	27,300	248,430
Corporate Office Properties Trust, Series G, 8.000%	633,125	12,029,375
Corporate Office Properties Trust, Series H, 7.500%	15,300	274,941
Corporate Office Properties Trust, Series J, 7.625%	99,100	1,784,791
Highwoods Properties, Inc., Series B, 8.000%	223,628	3,686,508
HRPT Properties Trust, Series B, 8.750%	418,314	4,789,695
HRPT Properties Trust, Series C, 7.125%	300,000	2,961,000
HRPT Properties Trust, Series D, 6.500%	117,100	1,038,677
Kilroy Realty Corp., Series E, 7.800%	61,689	805,041
Kilroy Realty Corp., Series F, 7.500%	142,718	1,826,790
Parkway Properties, Inc., Series D, 8.000%	412,100	6,078,475
PS Business Park, Inc., Series H, 7.000%	122,532	1,961,737
PS Business Park, Inc., Series K, 7.950%	157,100	2,799,522
PS Business Park, Inc., Series L, 7.600%	468,400	8,103,320
PS Business Park, Inc., Series O, 7.375%	77,400	1,238,400
PS Business Park, Inc., Series P, 6.700%	274,300	3,911,518
SL Green Realty Corp., Series C, 7.625%	240,863	2,372,501
SL Green Realty Corp., Series D, 7.875%	86,000	890,100
		79,755,246
Regional Malls - 5.1%
CBL & Associates Properties, Inc., Series C, 7.750%	447,600	2,842,260
CBL & Associates Properties, Inc., Series D, 7.375%	183,979	1,192,184
Glimcher Realty Trust, Series F, 8.750%	698,408	4,064,734
Glimcher Realty Trust, Series G, 8.125%	73,900	356,198
Taubman Centers, Inc., Series G, 8.000%	646,266	9,829,706
Taubman Centers, Inc., Series H, 7.625%	92,566	1,412,557
		19,697,639
Shopping Centers - 19.5%
Developers Diversified Realty Corp., Series G, 8.000%	209,100	1,191,870
Developers Diversified Realty Corp., Series H, 7.375%	100,000	505,000
Kimco Realty Corp., Series F, 6.650%	9,100	104,650
Kimco Realty Corp., Series G, 7.750%	1,219,000	16,639,350
Regency Centers Corp., Series B, 7.450%	146,500	2,417,250
Regency Centers Corp., Series D, 7.250%	174,300	2,748,711
Saul Centers, Inc., Series A, 8.000%	512,698	11,279,356
Saul Centers, Inc., Series B, 9.000%	606,400	12,249,280
Tanger Factory Outlet Centers, Inc., Series C, 7.500%	291,595	4,709,259
Urstadt Biddle Properties, Inc., Series C, 8.500%	62,000	5,176,380
Urstadt Biddle Properties, Inc., Series D, 7.500%	474,700	7,595,200
Weingarten Realty Investors, Series F, 6.500%	1,018,568	11,397,776
		76,014,082
Storage - 3.1%
Public Storage, Inc., Series L, 6.750%	361,782	6,276,918
Public Storage, Inc., Series M, 6.625%	322,955	5,680,778
		11,957,696

	Shares	Market Value
Warehouse/Industrial - 8.0%
AMB Property Corp., Series M, 6.750%	239,400	3,392,298
AMB Property Corp., Series O, 7.000%	324,169	4,700,451
AMB Property Corp., Series P, 6.850%	279,830	3,967,989
First Industrial Realty Trust, Series J, 7.250%	352,500	2,555,625
Monmouth Real Estate Investment Corp., Series A, 7.625%	232,050	3,718,601
Prologis Trust, Series C, 8.540% (a)	406,380	8,020,682
Prologis Trust, Series F, 6.750%	341,770	2,662,388
Prologis Trust, Series G, 6.750%	291,967	2,280,262
		31,298,296
TOTAL REAL ESTATE PREFERRED STOCKS		$431,685,787
TOTAL REAL ESTATE COMMON AND PREFERRED STOCKS (cost $735,112,119)		$442,517,421

CORPORATE BONDS - 3.2%	Principal Amount	Market Value
Net Lease - 2.8%
National Retail Properties, Inc. 6.875%, 10/15/2017	9,000,000	5,830,281
Realty Income Corp., 6.750%, 8/15/2019	7,401,000	5,117,207
		10,947,488
Warehouse/Industrial - 0.4%
First Industrial LP, 7.600%, 07/15/2028	3,000,000	1,664,628
TOTAL CORPORATE BONDS (cost $13,768,172)		$12,612,116

REPURCHASE AGREEMENT - 0.0%
Custodial Trust Company, 0.110%, dated 03/31/09
due 04/01/09, repurchase price $123,181
(collateralized by U.S. Treasury Note, 11/15/09, valued at $130,362)	$123,181	123,181
TOTAL REPURCHASE AGREEMENT (cost $123,181)		$123,181

Total Investments in Securities - 117.0% (cost $749,003,472) (b)		$455,252,718
Liabilites in excess of Other Assets - (17.0%)		(66,294,417)
Net Assets - 100.0%		$388,958,301

Percentages are stated as a percent of net assets.

Footnotes:
(a)	The Adviser, using Board approved procedures, has deemed all or a portion of the security to be illiquid.
(b)	At March 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes			$743,389,216
	Gross tax unrealized appreciation			10,596,603
	Gross tax unrealized depreciation			(298,733,101)
	Net tax unrealized depreciation			$(288,136,498)
	* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to
	Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

		Investments	Other
		in	Financial
	Description	Securities	Instruments++
	Level 1 - Quoted prices	$427,092,627	-
	Level 2 - Other significant observable inputs	$28,160,091	-
	Level 3 - Significant unobservable inputs	$-	-
	Total	$455,252,718	-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

K E N S I N G T O N I N T E R N A T I O N A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 9 ( U n a u d i t e d )

REAL ESTATE COMMON STOCKS - 93.5%	Shares	Market Value
Australia - 12.0%
CFS Retail Property Trust	524,400	$594,368
Dexus Property Group	377,346	196,791
Goodman Group	1,505,377	340,199
Stockland	166,441	357,622
Westfield Group	487,800	3,391,928
		4,880,908
Canada - 4.4%
Boardwalk Real Estate Investment Trust	20,900	430,996
Brookfield Properties Corp.	84,200	483,308
Calloway Real Estate Investment Trust	42,400	335,958
RioCan Real Estate Investment Trust	52,600	523,581
		1,773,843
Finland - 1.2%
Citycon Oyj	241,667	468,776

France - 8.6%
Societe Immobiliere de Location pour l'Industrie et le Commerce	5,300	397,780
Unibail-Rodamco Co.	22,004	3,117,285
		3,515,065
Hong Kong - 25.4%
China Overseas Land & Investment, Ltd.	979,800	1,537,219
China Resources Land, Ltd.	284,000	439,708
Hang Lung Properties, Ltd.	727,178	1,707,563
Henderson Land Development Co., Ltd.	384,740	1,464,381
Link Real Estate Investment Trust	845,925	1,672,073
Sun Hung Kai Properties, Ltd.	389,950	3,491,669
		10,312,613
Japan - 23.6%
AEON Mall Co., Ltd.	22,000	278,931
Japan Real Estate Investment Corp.	75	572,814
Kenedix Realty Investment Corp.	219	402,446
Mitsubishi Estate Co., Ltd.	240,900	2,681,940
Mitsui Fudosan Co., Ltd.	241,530	2,603,551
Nippon Building Fund, Inc.	195	1,666,616
Nomura Real Estate Office Fund	40	221,044
ORIXJ REIT, Inc.	60	244,885
Sumitomo Realty & Development Co., Ltd.	45,200	494,536
Tokyu REIT, Inc.	84	444,673
		9,611,436
Netherlands - 3.4%
Corio NV	23,900	988,808
Nieuwe Steen Investment NV	25,083	399,904
		1,388,712
Norway - 1.0%
Norwegian Property ASA	679,750	404,601

Singapore - 3.0%
CapitaCommercial Trust	629,600	364,278
CapitaLand, Ltd.	271,400	415,768
CapitaMall Trust	500,000	433,939
		1,213,985
Sweden - 1.0%
Hufvudstaden AB - A Shares	79,200	408,555

	Shares	Market Value
Switzerland - 2.1%
Psp Swiss Property Ag	20,500	864,447

United Kingdom - 7.8%
British Land Co. PLC	167,900	869,084
Derwent London PLC	45,408	433,270
Great Portland Estates PLC	61,100	213,693
Hammerson PLC	161,056	588,124
Helical Bar PLC	103,000	424,893
Land Securities Group PLC	73,209	459,303
Shaftesbury PLC	48,660	203,349
		3,191,716
TOTAL REAL ESTATE COMMON STOCKS (cost $59,408,442)		38,034,657

INVESTMENT COMPANIES - 0.5%
United States- 0.5%
SPDR DJ Wilshire International Real Estate	9,300	205,158
TOTAL INVESTMENT COMPANIES (cost $212,194)		205,158

REPURCHASE AGREEMENT - 0.8%	Principal Amount	Market Value
Custodial Trust Company, 0.110%, dated 03/31/09,	$346,201	346,201
due 04/01/09, repurchase price $346,202
(collateralized by U.S. Tresuary Bond, 01/15/10, valued $357,134)
TOTAL REPURCHASE AGREEMENT (cost $346,201)		$346,201

Total Investments in Securities - 94.8% (cost $59,966,837) (a)		$38,586,016
Other Assets in excess of Liabilities - 5.2%		2,112,270
Net Assets - 100.0%		$40,698,286

Percentages are stated as a percent of net assets.

Footnotes:
(a)	At March 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:
		Cost of investments for tax purposes		$59,966,837
	Gross tax unrealized appreciation			355,632
	Gross tax unrealized depreciation			(21,736,453)
		Net tax unrealized depreciation		$(21,380,821)
*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to
	Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:
		Investments	Other
		in	Financial
	Description	Securities	Instruments++
	Level 1 - Quoted prices	$38,239,815	-
	Level 2 - Other significant observable inputs	$346,201	-
	Level 3 - Significant unobservable inputs	$-	-
	Total	$38,586,016	-

++	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written
	options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

K E N S I N G T O N I N T E R N A T I O N A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S B Y I N D U S T R Y
M A R C H 3 1 , 2 0 0 9 ( U n a u d i t e d )

Industry	% of Net Assets
Real Estate - Diversified	48.6%
Real Estate - Retail	22.8%
Real Estate - Office	15.4%
Real Estate - Multifamily	5.9%
Real Estate - Industrial	0.8%
Real Estate - Investment Company	0.5%

Total Investments in Securities	94.0%
Other Assets in excess of Liabilities	6.0%
Net Assets	100.0%

K E N S I N G T O N G L O B A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 9 ( U n a u d i t e d )

REAL ESTATE COMMON STOCKS - 89.2%	Shares	Market Value
Australia - 6.9%
CFS Retail Property Trust	71,300	$80,813
Dexus Property Group	47,351	24,695
Westfield Group	68,202	474,244
		579,752
Canada - 3.4%
Boardwalk Real Estate Investment Trust	3,100	63,928
Brookfield Properties Corp.	15,850	90,979
Calloway Real Estate Investment Trust	5,900	46,749
RioCan Real Estate Investment Trust	8,400	83,613
		285,269
Finland - 0.9%
Citycon Oyj	38,654	74,980

France - 5.7%
Societe Immobiliere de Location pour I'Industrie et le Commerce	800	60,042
Unibail-Rodamco Co.	2,934	415,657
		475,699
Hong Kong - 15.3%
China Overseas Land & Investment, Ltd.	136,200	213,685
China Resources Land, Ltd.	30,000	46,448
Hang Lung Properties, Ltd.	84,622	198,710
Henderson Land Development Co., Ltd.	46,760	177,976
Link REIT	104,075	205,717
Sun Hung Kai Properties, Ltd.	49,150	440,096
		1,282,632
Japan - 15.8%
Japan Real Estate Investment Corporation	10	76,375
Kenedix Realty Investment Corp.	28	51,454
Mitsubishi Estate Co., Ltd.	40,100	446,433
Mitsui Fudosan Co., Ltd.	40,270	434,087
Nippon Building Fund, Inc.	22	188,029
Sumitomo Realty & Development Co., Ltd.	6,800	74,399
Tokyu REIT, Inc.	10	52,938
		1,323,715
Netherlands - 1.6%
Corio NV	3,200	132,393

Norway - 0.6%
Norwegian Property ASA	87,695	52,198

Singapore - 1.7%
CapitaCommercial Trust	82,300	47,617
CapitaLand, Ltd.	36,100	55,303
CapitaMall Trust	50,000	43,394
		146,314
Sweden - 0.7%
Hufvudstaden AB - A Shares	11,300	58,291

Switzerland - 1.2%
PSP Swiss Property AG	2,400	101,204

	Shares	Market Value
United Kingdom - 5.7%
British Land Co. PLC	22,156	114,684
Derwent London PLC	6,008	57,327
Great Portland Estates PLC	12,700	44,417
Hammerson PLC	22,045	80,501
Helical Bar PLC	14,700	60,640
Land Securities Group PLC	19,000	119,203
		476,772
United States - 29.7%
Alexandria Real Estate Equities, Inc.	1,000	36,400
AvalonBay Communities, Inc.	2,312	108,803
Boston Properties, Inc.	4,165	145,900
Corporate Office Properties Trust	2,300	57,109
Digital Realty Trust, Inc.	3,400	112,812
Equity Residential Properties Trust	9,000	165,150
Essex Property Trust, Inc.	600	34,404
Federal Realty Investors Trust	1,680	77,280
HCP, Inc.	14,000	249,900
Health Care REIT, Inc.	5,800	177,422
Liberty Property Trust	3,600	68,184
National Retail Properties, Inc.	7,466	118,261
Nationwide Health Properties, Inc.	5,900	130,921
ProLogis Trust	16,510	107,315
Public Storage, Inc.	3,350	185,088
Simon Property Group, Inc.	7,663	265,446
SL Green Realty Corp.	3,005	32,454
Tanger Factory Outlet Centers	1,100	33,946
The Macerich Co.	4,100	25,666
Ventas, Inc.	9,400	212,534
Vornado Realty Trust	4,574	152,040
		2,497,035
TOTAL REAL ESTATE COMMON STOCK (cost $11,894,778)		$7,486,254

INVESTMENT COMPANIES - 2.3%
United States - 2.3%
SPDR DJ Wilshire International Real Estate	8,700	191,922
TOTAL INVESTMENT COMPANIES (cost $189,012)		$191,922

REPURCHASE AGREEMENT - 6.1%	Principal Amount	Market Value
Custodial Trust Company, 0.110%, dated 03/31/09,	$513,227	513,227
due 04/01/09, repurchase price $513,229,
(collateralized by U.S. Tresuary Notes 01/15/10, valued $532,454)
TOTAL REPURCHASE AGREEMENT (cost $513,227)		$513,227

Total Investments in Securities - 97.6% (cost $12,597,017) (a)		$8,191,403
Other Assets in excess of Liabilities - 2.4%		203,766
Net Assets - 100.0%		$8,395,169

Percentages are stated as a percent of net assets.

Footnotes:
(a)	At March 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes	12,581,472
	Gross tax unrealized appreciation	95,868
	Gross tax unrealized depreciation	(4,485,937)
	Net tax unrealized depreciation	(4,390,069)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$7,678,175	$-
Level 2 - Other significant observable inputs	$513,227	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$8,191,403	$-

++	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

K E N S I N G T O N G L O B A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S B Y I N D U S T R Y
M A R C H 3 1 , 2 0 0 9 ( U n a u d i t e d )

Industry	% of Net Assets
Real Estate - Diversified	35.7%
Real Estate - Retail	19.4%
Real Estate - Office	12.5%
Real Estate - Health Care	9.2%
Real Estate - Multifamily	7.5%
Real Estate - Investment Companies	2.3%
Real Estate - Storage	2.2%
Real Estate - Net Lease	1.4%
Real Estate - Industrial	1.3%

Total Investments in Securities	91.5%
Other Assets in excess of Liabilities	8.5%
Net Assets	100.0%

K E N S I N G T O N G L O B A L I N F R A S T R U C T U R E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 9 ( U n a u d i t e d )

COMMON STOCKS - 94.3%	Shares	Market Value
Australia - 0.8%
Transurban Group	275,000	$893,006

Brazil - 0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo - Sponsored ADR	13,487	287,948

Canada - 9.0%
Enbridge, Inc.	107,000	3,084,907
TransCanada Corp.	300,000	7,097,874
		10,182,781
China - 4.0%
Dalian Port (PDA) Co., Ltd.	3,418,000	1,102,495
Jiangsu Express Co., Ltd.	1,070,000	726,163
Shenzhen Expressway Co., Ltd.	1,982,000	690,450
Sichuan Expressway Co., Ltd.	4,250,000	795,100
Zhejiang Expressway Co., Ltd.	1,750,100	1,275,781
		4,589,989
France - 12.4%
Aeroports de Paris	22,500	1,195,743
GDF Suez	175,000	6,010,270
Suez Environnement SA (a)	75,000	1,103,571
Veolia Environnement	60,000	1,253,139
Vinci SA	120,500	4,475,504
		14,038,227
Germany - 9.1%
E.ON AG	198,500	5,514,548
RWE AG	35,000	2,455,724
Siemens AG	40,000	2,285,730
		10,256,002
Hong Kong - 1.1%
Guangdong Investment, Ltd.	3,098,000	1,247,098

Italy - 5.2%
Atlantia SpA	350,000	5,291,828
Enel SpA	118,982	571,063
		5,862,891
Japan - 4.2%
Central Japan Railway Co.	260	1,455,170
East Japan Railway Co.	27,000	1,399,303
Kamigumi Co., Ltd.	280,300	1,854,791
		4,709,264
Mexico - 1.0%
Grupo Aeroportuario del Sureste SAB de CV	200,000	575,785
Grupo Aeroportuario del Sureste SAB de CV - ADR	20,000	575,600
		1,151,385
Netherlands - 3.3%
Koninklijke Vopak NV	75,000	3,002,312
Smit Internationale NV	13,344	761,810
		3,764,122
Russia - 1.0%
Gazprom OAO - Sponsored ADR	80,000	1,188,000

Singapore - 2.3%
SMRT Corp., Ltd.	1,500,000	1,508,926
Straits Asia Resources, Ltd.	1,995,000	1,082,136
		2,591,062
Spain - 10.4%
Abertis Infraestructuras SA	392,000	6,129,964
Iberdrola Renovable SA (a)	300,000	1,243,573
Iberdrola SA	625,000	4,384,391
		11,757,928

	Shares	Market Value
Switzerland - 0.9%
Holcim, Ltd.	30,000	1,069,490

United Kingdom - 4.7%
Centrica PLC	525,000	1,715,625
National Grid PLC	275,000	2,112,987
Scottish & Southern Energy PLC	97,100	1,545,095
		5,373,707
United States - 24.6%
American Electric Power Co., Inc.	48,200	1,217,532
Diamond Offshore Drilling, Inc.	20,000	1,257,200
El Paso Corp.	540,000	3,375,000
Energy Transfer Partners, LP	73,000	2,692,970
Entergy Corp.	15,025	1,023,052
Exelon Corp.	70,000	3,177,300
FPL Group, Inc.	60,000	3,043,800
Plains All American Pipeline, LP	22,500	827,100
Public Service Enterprise Group, Inc.	45,900	1,352,673
Schlumberger Ltd.	18,000	731,160
Ship Finance International, Ltd.	136,900	898,064
Transocean, Inc. (a)	20,000	1,176,800
Williams Cos, Inc.	625,000	7,112,500
		27,885,151
TOTAL COMMON STOCKS (cost $170,117,795)		$106,848,051

REPURCHASE AGREEMENT - 3.4%	Principal Amount	Market Value
Custodial Trust Company, 0.110%, dated 03/31/09,	$3,831,801	3,831,801
due 04/01/09, repurchase price $3,831,813,
(collateralized by U.S. Tresuary Note 11/15/09, valued $3,947,347)
TOTAL REPURCHASE AGREEMENT (cost $3,831,801)		$3,831,801

Total Investments in Securities - 97.7% (cost $173,949,596) (b)		$110,679,852
Other Assets in excess of Liabilities - 2.3%		2,553,423
Net Assets - 100.0%		$113,233,275

Percentages are stated as a percent of net assets.

Abbreviations:
ADR - American Depository Receipt
Footnotes:
(a) Represents non-income producing securities.
(b) At March 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes		$173,949,596
	Gross tax unrealized appreciation		268,745
	Gross tax unrealized depreciation		(63,538,489)
	Net tax unrealized depreciation		$(63,269,744)
* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$106,848,051	$-
Level 2 - Other significant observable inputs	$3,831,801	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$110,679,852	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

K E N S I N G T O N G L O B A L I N F R A S T R U C T U R E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S B Y I N D U S T R Y
M A R C H 3 1 , 2 0 0 9 ( U n a u d i t e d )

Industry	% of Net Assets
Oil & Gas Storage & Transportation	21.4%
Electric Utilities	18.1%
Multi Utilities	14.1%
Highways & Railtracks	14.0%
Marine Ports and Services	5.9%
Construction and Engineering	4.0%
Railroads	3.9%
Oil & Gas Drilling	2.1%
Airport Services	2.1%
Industrial Conglomerates	2.0%
Oil & Gas Equipment & Services	1.4%
Water Utilities	1.4%
Independent Power Producers	1.1%
Integrated Oil & Gas	1.0%
Coal & Consumable Fuels	1.0%
Construction Materials	0.9%

Total Investments in Securities	94.4%
Other Assets in excess of Liabilities	5.6%
Net Assets	100.0%

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Kensington Funds

By   /s/ John P. Kramer
                              John P. Kramer President

Date   May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John P. Kramer
                            John P. Kramer, President

Date   May 20, 2009

By /s/ Cynthia M. Yee
                            Cynthia M. Yee Treasurer

Date   May 20, 2009